Supplement to the
Fidelity Freedom® Index Funds
Investor Class
May 30, 2025
STATEMENT OF ADDITIONAL INFORMATION

Effective September 9, 2025, Fidelity Freedom® Index Income Fund will be renamed Fidelity Freedom® Index Retirement Fund. All references to the former name are replaced with the new name as appropriate.

FRX-SSTK-0925-110-1.923244.110	September 9, 2025

Supplement to the
Fidelity Freedom® Index Funds
Institutional Premium Class, Premier Class, and Premier II Class
May 30, 2025
STATEMENT OF ADDITIONAL INFORMATION

Effective September 9, 2025, Fidelity Freedom® Index Income Fund will be renamed Fidelity Freedom® Index Retirement Fund. All references to the former name are replaced with the new name as appropriate.

FRX-CW-SSTK-0925-104-1.9866977.104	September 9, 2025